Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 378,880,542	$ 426,121,999	$ 1,166,091,067	$ 1,241,548,444
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	340,259,403	419,612,570	1,112,209,516	1,226,640,880
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38,621,139	6,509,429	53,881,551	14,907,564
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,631,752	85,454,680	187,110,250	258,501,963
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,131,345	22,728,636	80,422,887	59,158,433
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	270,037,571	125,654,236	782,157,424	684,462,715
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	29,310,622	191,671,813	114,542,975	237,450,562
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	769,252	612,634	1,857,531	1,974,771
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	107,318,563	121,124,491	322,696,699	360,073,907
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,707,807	27,427,237	42,528,639	76,767,739
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,974,472	22,110,472	63,973,769	66,059,064
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	244,879,700	255,459,799	736,891,960	738,647,734
Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	50,756,879		176,774,434
Exploration and Extraction | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	50,764,777		176,773,987
Exploration and Extraction | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(7,898)		447
Exploration and Extraction | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	50,743,336		176,686,419
Exploration and Extraction | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,441		87,568
Exploration and Extraction | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(7,898)		447
Exploration and Extraction | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,880,872		95,137,891
Exploration and Extraction | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,232,235		29,172,888
Exploration and Extraction | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,630,231		52,375,641
Exploration and Extraction | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,541		88,014
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		80,285,324		247,939,710
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		80,278,436		247,919,624
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		6,888		20,086
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		80,248,205		247,829,764
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		30,231		89,860
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		6,888		20,086
Exploration and Production | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		42,917,676		139,674,319
Exploration and Production | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		18,900,083		54,925,706
Exploration and Production | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		18,430,447		53,229,739
Exploration and Production | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		37,118		109,946
Industrial Processes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	131,977,180		388,757,996
Industrial Processes | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	131,890,023		388,670,839
Industrial Processes | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	87,157		87,157
Industrial Processes | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	134,749,829		388,670,839
Industrial Processes | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(2,807,997)
Industrial Processes | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35,348		87,157
Industrial Processes | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	131,977,180		388,757,996
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		161,102,451		482,599,661
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		155,114,982		469,151,890
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		5,987,469		13,447,771
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		15,927,735		43,432,462
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		142,519,341		427,053,488
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		2,613,426		11,895,093
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		41,949		218,618
Industrial Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		161,102,451		482,599,661
Energy Transformation (formerly part of Pemex Industrial Transformation)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,850,924		56,869,160
Energy Transformation (formerly part of Pemex Industrial Transformation) | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(23,687,167)		4,845,140
Energy Transformation (formerly part of Pemex Industrial Transformation) | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,538,091		52,024,020
Energy Transformation (formerly part of Pemex Industrial Transformation) | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,328,156		52,024,020
Energy Transformation (formerly part of Pemex Industrial Transformation) | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,845,140		4,845,140
Energy Transformation (formerly part of Pemex Industrial Transformation) | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(6,318,656)
Energy Transformation (formerly part of Pemex Industrial Transformation) | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(3,716)
Energy Transformation (formerly part of Pemex Industrial Transformation) | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,850,924		56,869,160
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		48,725		296,360
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		48,725		296,360
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		48,725		296,360
Logistics | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		48,725		296,360
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,513,611	48,039,538	129,286,909	123,771,235
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,513,611	48,039,379	129,286,909	123,770,887
DPRLP | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		159		348
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,411,517	2,726,979	4,153,830	2,726,979
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,116,917	(52,688,433)	30,719,519	658,943
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,985,177	98,000,833	94,413,560	120,384,965
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		159		348
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,513,611	48,039,538	129,286,909	123,771,235
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	133,748,704	132,027,343	394,433,661	370,385,389
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	133,352,818	131,522,956	393,279,933	368,971,198
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	395,886	504,387	1,153,728	1,414,191
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,888,416	5,206,475	10,423,831	10,672,199
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,370,231	4,043,691	24,157,469	12,909,132
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	121,325,685	35,823,328	357,921,926	256,750,284
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	768,486	86,449,462	776,707	88,639,583
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	395,886	504,387	1,153,728	1,414,191
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	36,924,083	29,316,075	96,189,858	94,965,542
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,408,823	8,354,394	13,168,440	21,446,430
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(655,759)	3,680,025	11,598,128	12,829,325
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	94,071,557	90,676,849	273,477,235	241,144,092
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		145		584
Corporate | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		145		584
Corporate | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		145		584
Corporate | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		145		584
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,033,244	4,618,473	19,968,907	16,555,505
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,425,341	4,608,092	19,352,708	16,530,921
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	607,903	10,381	616,199	24,584
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,683,612	4,608,092	19,352,708	16,530,921
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	349,632	10,381	616,199	24,584
Other Operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	999,997	851,202	2,082,041	1,662,811
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66,749	172,760	187,311	395,603
Other Operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 4,966,498	$ 3,594,511	$ 17,699,555	$ 14,497,091